Summary of Significant Accounting Policies - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) Segment Country Community	Dec. 31, 2014 USD ($) Unit	Dec. 31, 2013 USD ($) Unit
Summary Of Significant Accounting Policies [Line Items]
Lease period of fee owned properties	20 years
Multiple of cash flows used to estimate fair value of long-lived assets	6.5	6.5	6.5
Multiplication Value to Cash flows for the determination of fair value of Reporting units | Unit		8	8
Reporting unit percentage of fair value in excesses of carrying value amount		10.00%
Requirements to be classified as capital lease, minimum amount of present value of future minimum lease payments against estimated fair value, percentage	90.00%
Requirements to be classified as capital lease, minimum length of lease term against estimated useful life, percentage	75.00%
General liability claim per occurrence	$ 100	$ 100	$ 250
Annual cap per policy year	2,900	2,670	2,600
Medical claim per occurrence	125
Insurance Reserves	9,039	7,675
Unredeemed gift cards and other advances	11,786	12,233	$ 10,684
Liabilities for advanced sale-type certificates	$ 68,158	$ 63,209
Number of reportable operating segments | Segment	2
Minimum
Summary Of Significant Accounting Policies [Line Items]
Amortization period of deferred charges and other assets	1 year
Maximum
Summary Of Significant Accounting Policies [Line Items]
Amortization period of deferred charges and other assets	10 years
Trade Names
Summary Of Significant Accounting Policies [Line Items]
Fair value in excess of carrying value percentage		10.00%
U.S. Operating Segment
Summary Of Significant Accounting Policies [Line Items]
Number of reporting unit | Community	19
International Operating Segment
Summary Of Significant Accounting Policies [Line Items]
Number of reporting unit | Country	7